Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended				3 Months Ended		6 Months Ended							6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jan. 26, 2011	Jun. 30, 2014 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2014 Senior Secured Credit Facilities [Member]	Jan. 26, 2011 Senior Secured Credit Facilities [Member]	Jan. 26, 2011 Senior Secured Term Loan Facility [Member]	Jun. 30, 2014 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member]	Jan. 26, 2011 Senior Notes [Member]	Jun. 30, 2014 Economic Development Loan [Member]	Sep. 17, 2012 Economic Development Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facilities								$ 375.0	$ 300.0			$ 75.0
Letters of credit outstanding amount										7.7	7.3
Availability of senior secured revolving facility										67.3	67.7
Borrowings outstanding under credit facilities										0	0
Percentage Excess Cash Flow, mandatory prepayments	50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt	25.00%
Senior secured leverage ratio							2.0
Excess cash flow prepayment provision							Holdings is required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0.
Aggregate principal amount of Senior Notes	400.0		400.0	400.0
Interest percentage													8.625%	2.00%
Loan amount	690.1														0.5
Maturity period of loan														5 years
Annual principal payments														0.1
Principal and interest payments commencing														Oct. 01, 2013
Capitalized interest	0.1	0.5			0.1	0.2
Intercompany loan, amount			100
Payments related to value-added tax receivables		$ 2.8